UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6839

Date of fiscal year end: December 31, 2019

Date of reporting period:  September 30, 2019

Item 1. Schedule of Investments.

Palm Valley Capital Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 7.18%
Beverages - 1.22%
Crimson Wine Group Ltd. (a)	6,239	$47,104

Computers - 0.40%
Amdocs Ltd.	234	15,470

Insurance - 3.37%
Crawford & Company, Class B	9,845	99,336
Protective Insurance Corporation, Class B	1,751	30,555
		129,891
Machinery- Diversified - 0.51%
Gencor Industries, Inc. (a)	1,713	19,888

Oil & Gas - 1.68%
Adams Resources & Energy, Inc.	943	29,233
Natural Gas Services Group, Inc. (a)	2,771	35,497
		64,730
Total Common Stocks
(Cost $256,714)		277,083

SHORT TERM INVESTMENTS- 93.43%
Money Market Fund - 8.20% (b)
First American Treasury Obligations Fund, Class X, 1.87%	316,325	316,325
Total Money Market Fund
(Cost $316,325)		316,325

U.S. Treasury Bills - 85.23% (c)
2.33%, 10/31/2019	1,750,000	1,747,435
1.96%, 11/29/2019	250,000	249,264
1.97%, 1/30/2020	1,000,000	994,031
1.82%, 2/6/2020	300,000	298,094
Total U.S. Treasury Bills
(Cost $3,287,332)		3,288,824
Total Short Term Investments
(Cost $3,603,657)		3,605,149

Total Investments
(Cost $3,860,371) - 100.61%		3,882,232
Liabilities in Excess of Assets - (0.61)%		(23,590)
Net Assets- 100.00%		$3,858,642

(a) Non-income producing security.
(b) The rate quoted is the annualized seven-day effective yield as of September 30, 2019.
(c) The rate shown is yield to maturity.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Valuation Committee under the supervision of the Board of Trustees (the “Board”), in good faith, deems appropriate to reflect its fair value.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of September 30, 2019:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stock(1)	$277,083	$-	$-	$277,083
Short Term Investments	316,325	3,288,824	-	3,605,149
	$593,408	$3,288,824	$-	$3,882,232

(1) Please refer to the Schedules of Investments to view Common Stocks segregated by industry type.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolio Trust

By (Signature and Title     /s/ Ryan Roell
 Ryan Roell, President

Date    11/22/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Ryan Roell
Ryen Roell, President

Date     11/22/2019

By (Signature and Title)*    /s/ Cullen Small
Cullen Small, Principal Accounting Officer

Date     11/22/2019

* Print the name and title of each signing officer under his or her signature.